Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,605,372
Cost incurred for dry docking	14,069	$ 8,608	$ 39,617
Balance at the end of the year	1,737,792	1,605,372
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	49,298	62,146	35,509
Cost incurred for dry docking	16,239	9,340	39,617
Dry-dock amortization	(17,077)	(18,736)	(12,866)
Vessel sales (note 19)	0	(3,452)	(114)
Balance at the end of the year	$ 48,460	$ 49,298	$ 62,146